Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

Note 11 – Concentrations

The Company had 6 and 2 customers during the year ended December 31, 2020 and 2019, respectively.

During the year ended December 31, 2020, approximately 85% of revenues were generated from one governmental entity (“Governmental client”) pursuant to our contract with such entity. No other client accounted for more than 10% of revenues. 100% of contract assets as of December 31, 2020 are also related to this Governmental client. Deferred costs and deferred revenues at December 31, 2020 relate to three different clients, of which one client represents more than 75% of both categories.

During the year ended December 31, 2019, revenues were generated from the Governmental client pursuant to our contract with such entity, and amounted to approximately 78% of total revenues. Revenues pursuant to sale of products to other clients were approximately 22% of total revenues for the year ended December 31, 2019. 100% of the contract assets as of December 31, 2019 was from the Government client. Deferred costs and deferred revenues at December 31, 2019 relate to two different clients.